Income Taxes (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provision for income taxes [Abstract]
Current			$ 4,898,000	$ 4,748,000	$ 6,366,000
Deferred			594,000	(171,000)	(505,000)
Total	$ 3,663,000	$ 2,786,000	$ 5,492,000	$ 4,577,000	$ 5,861,000
Statutory federal income tax rate and the provision for income taxes [Abstract]
Statutory tax rate (in hundredths)			35.00%	35.00%	35.00%
Federal income taxes at statutory rate			$ 5,851,000	$ 4,803,000	$ 6,272,000
Tax exempt municipal income			(284,000)	(133,000)	(156,000)
Other			(75,000)	(93,000)	(255,000)
Total	$ 3,663,000	$ 2,786,000	5,492,000	4,577,000	5,861,000
Deferred tax assets [Abstract]
Allowance for loan losses			3,096,000	3,521,000
Other real estate owned			148,000	485,000
Unrealized losses on available for sale securities			0	4,706,000
Other			407,000	425,000
Gross Deferred Tax Assets			3,651,000	9,137,000
Deferred tax liabilities [Abstract]
Depreciation and amortization			(1,779,000)	(1,858,000)
Core deposit intangibles			(550,000)	(659,000)
Unrealized gains on available for sale securities			(124,000)	0
Other			(359,000)	(328,000)
Gross deferred tax liabilities			(2,812,000)	(2,845,000)
Net deferred tax assets			839,000	6,292,000
Operating loss carryforwards			0	0
Income tax penalties expense			0	0	0
Interest on income taxes expense			0	0	0
Income tax penalties accrued			0	0	0
Interest on income taxes accrued			$ 0	$ 0	$ 0